Financial Instruments - Detailed Information about In Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text block [abstract]
Lease financial liability at beginning of year	$ 1,176	$ 1,260	$ 1,306
Additions from new leases	296	227	213
Reductions from payments	(276)	(313)	(276)
Cancellations and liability remeasurements	7	27	(9)
Foreign currency translation and accretion effects	(27)	(25)	26
Lease financial liability at end of year	$ 1,176	$ 1,176	$ 1,260